SIGNIFICANT ACCOUNTING POLICIES - Qualitative Criteria (Details)	12 Months Ended
Dec. 31, 2019
Small Business Loan [member]
Disclosure of Significant Accounting Policies
Loans Write off, Delinquency Conditions	180 days, 720 days for loans with guarantee in Banistmo
Mortgages [member]
Disclosure of Significant Accounting Policies
Loans Write off, Delinquency Conditions	For Banistmo and Banco Agrícola from 720 days. GAH 1440 days.
Consumer
Disclosure of Significant Accounting Policies
Loans Write off, Delinquency Conditions	180 days, 450 days for vehicles in GAH, 720 days for loans with mortgage guarantee in Banco Agricola
Commercial
Disclosure of Significant Accounting Policies
Loans Write off, Delinquency Conditions	360 days
Republic Of Colombia [Member] | SME Commercial [Member]
Disclosure of Significant Accounting Policies
Cure Period	36 months
Republic Of Colombia [Member] | Corporate [Member]
Disclosure of Significant Accounting Policies
Cure Period	0 months
Republic Of Colombia [Member] | Mortgages [member]
Disclosure of Significant Accounting Policies
Cure Period	34 months
Republic Of Colombia [Member] | Consumer
Disclosure of Significant Accounting Policies
Cure Period	22 months
Panama | Mortgages [member]
Disclosure of Significant Accounting Policies
Cure Period	14 months
Panama | Consumer
Disclosure of Significant Accounting Policies
Cure Period	19 months
El Salvador [Member] | Mortgages [member]
Disclosure of Significant Accounting Policies
Cure Period	34 months
El Salvador [Member] | Consumer
Disclosure of Significant Accounting Policies
Cure Period	18 months
El Salvador [Member] | Commercial
Disclosure of Significant Accounting Policies
Cure Period	18 months